LEASES	6 Months Ended
Mar. 31, 2025
Leases
LEASES

NOTE 11 – LEASES

The Company has an operating lease for office space. During the period, the Company recognized a right-of-use asset of $62,716, and a lease liability of $62,716 in accordance with ASC842, Leases. The lease agreement does not specify an explicit interest rate. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) 5.875% plus Margin 1.500% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 7.375%.

As of March 31, 2025 and September 30, 2024, the right-of-use assets totaled $62,716, and $154,254, respectively.

As of March 31, 2025 and September 30, 2024, lease liabilities consist of the following:

	As of
	March 31, 2025	September 30, 2024

Operating lease liabilities – current portion	$62,716	$154,254
Operating lease liabilities – non-current portion	-	-
Total	$62,716	$154,254

During the six months ended March 31, 2025 and 2024, the Company incurred total operating lease expenses of $91,361 and $84,693, respectively.

Other lease information is as follows:

	As of
	March 31, 2025	September 30, 2024

Weighted-average remaining lease term – operating leases	4 months	10 months
Weighted-average discount rate – operating leases	7.375%	7.375%

The following is a schedule of future minimum payments under operating leases as of March 31, 2025:

During the period ended March 31,
2026	$63,651
Total undiscounted lease obligations	63,651
Less: imputed interest	(935)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	$62,716

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2024

(Stated in US Dollars)